Biological assets	12 Months Ended
Sep. 30, 2025
Biological assets
Biological assets

Note 10 – Biological assets

Biological assets mainly consist forest for future wood harvest and sales, of which the Company owned 27 forest right certificates with expiry dates ranging from August 2053 to December 2076 and with an aggregate area of 14.5 square miles. Biological assets are initially measured at cost and subsequently depreciated on a straight-line basis over its estimated useful lives.

	As of	As of
	September 30,	September 30,
	2025	2024
Biological assets	-	$30,358,304
Less: accumulated depreciation	-	(1,835,401)
Biological assets, net	-	$28,522,903

Depreciation expenses were $621,149, $932,784, and $873,358 for the fiscal years ended September 30, 2025, 2024, and 2023, respectively.

On April 24, 2025 the Dali City People’s Court issued a ruling regarding Yunnan Honghao Forestry Development Co., Ltd. (“Yunnan Honghao”), a wholly owned subsidiary of the Company (“Shenzhen”), the original owner of Yunnan Honghao. The effect of the ruling rescinds the acquisition of Yunnan Honhao by the Company back to Shenzhen. In connection with this transaction reversal, the biological assets were no longer belong to the Company.